UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22498

New Frontiers Trust
(Exact name of registrant as specified in charter)

30195 CHAGRIN BLVD. Suite 118N
Pepper Pike, OH                      44124
(Address of principal executive offices) (Zip code)

Rakesh Mehra
30195 Chagrin Blvd., Suite 118N,
Pepper Pike, OH 44124
(Name and address of agent for service)

Registrant's telephone number, including area code: (216) 831-8400

Date of fiscal year end: January 31

Date of reporting period: January 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NEW FRONTIERS KC INDIA FUND

ANNUAL REPORT
January 31, 2012

New Frontiers KC India Fund
Annual Report
January 31, 2012

Dear Fellow Shareholders,

Your Fund completed its first fiscal year. The Indian Bombay Stock Exchange 100 Index (the "BSE 100") was -36.7% for calendar 2011 and logged one of its worst performances in the last two decades. Our Fund started investing on May 17, 2011; its performance from that date until January 31, 2012 (end of fiscal year) was -18.7% while the BSE 100 was -13.8% for the same period. For the 4th fiscal quarter our Fund was -2.4% while the BSE 100 was -4.0% . The Indian Rupee was down 15.8% against the dollar for 2011 and recorded the lowest level against the dollar in December 2011. The Fund and rupee performance was a result of concerns regarding inflation and impending deficits in India.

The Reserve Bank of India (RBI) completed a series of rate increases to stem inflation (13 rate increases in 18 months) which had a negative effect on industrial production. This led to a downward revision in GDP growth rate estimates. Companies in the infrastructure arena suffered due to project postponements and outright cancellations. Bank performances suffered generally due to a rise in non-performing assets. The government has had a lack of progress on the policy front and has been plagued with charges of corruption which has resulted in a near shutdown in reforms. A policy initiative to allow 51% equity participation by foreign multi-line retailers fizzled out temporarily in the face of political opposition. The turmoil in Europe and the US debt downgrade had a negative effect on the foreign sales of the Indian companies as well as the Indian economy, in general.

Since this was an inception year, the Fund invested over a period of two to three months; even though it was not a good year in the Indian market we are encouraged and enthused about the future of the stock market in India and our Fund.

Our Fund has invested broadly across different industries as we believe that in the long run all aspects of the Indian economy will benefit from its high GDP growth. We have been underweighted in financials as we were concerned about the rising rates and asset quality. We will adjust our positions as we feel more confident about the economy and the change in asset quality. We have a high percentage of holdings in stocks of pharmaceutical and consumer staples as we believe that these companies not only offer us downside protection in volatile markets like 2011 but also have good growth prospects in a rebounding economy. We have not shied away from investing in mid-cap to small companies as we believe they will provide the growth for the Indian economy.

The market rebounded strongly in January 2012 and was coupled with a strengthening in the rupee against the dollar. There was a decent amount of influx of foreign funds as the rupee seemed to have bottomed out in December 2011, along with the fact that investors expect the government to restart the reform process around the time the federal budget for fiscal 2012-2013 is presented in March 2012. The state assembly elections started in January 2012 and will end in February, and the results of will be declared in March 2012. These results will help the ruling party define the reform agenda.

Looking forward we believe, that in spite of the slowdown in the Indian economy and the lack of clear policy and reform initiatives in the short term, the economy will eventually

2012 Annual Report 1

have a more normalized growth. We believe that the infrastructure area will benefit from India's need to have more roads, airports and power plants. The reversal in foreign Fund outflow in January was encouraging as was the cut in the cash reserve ratio by the RBI. We are cautiously optimistic about the Indian market as we believe the underlying fundamentals are still intact and also the RBI will eventually cut rates. We will invest as opportunities arise.

Sincerely,

Rakesh Mehra

The views and opinions in this report were current as of January 31, 2012. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the manager reserves the right to change its views about individual stocks, sectors and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent.

2012 Annual Report 2

NEW FRONTIERS KC INDIA FUND

PERFORMANCE INFORMATION (Unaudited)

1/31/12 NAV $8.13

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED JANUARY 31, 2012

Since Inception(A)
New Frontiers KC India Fund Bombay Stock Exchange 100 Index(B)	(18.70)% (13.78)%

The Fund's Total Annual Operating Expense Ratio (from 2/24/11 Prospectus): Net 2.15%

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the New Frontiers KC India Fund was February 24, 2011. The performance numbers represent performance beginning on the first day of security trading (May 17, 2011).

(B)The Bombay Stock Exchange 100 Index (BSE-100) is a market capitalization weighted index of the 100 stocks listed on the Bombay Stock Exchange.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-839-6587.

2012 Annual Report 3

NEW FRONTIERS KC INDIA FUND

                                             NEW FRONTIERS KC INDIA FUND
                                                       by Sectors (Unaudited)
                                                (as a percentage of Net Assets)

                          * Net Cash represents cash equivalents and other assets less liabilities.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     New Frontiers Advisory Group, LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.newfrontiersfund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-800-839-6587). This information is also available on the SEC’s website at http://www.sec.gov.

2012 Annual Report 4

Disclosure of Expenses
(Unaudited)

     Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 1% redemption fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2011 to
	August 1, 2011	January 31, 2012	January 31, 2012

Actual	$1,000.00	$808.15	$9.57

Hypothetical	$1,000.00	$1,014.62	$10.66
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2012 Annual Report 5

New Frontiers KC India Fund

		Schedule of Investments
		January 31, 2012
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS (INDIA)
Auto Components
34,900	Exide Industries, Ltd.	$ 93,575	4.87%
Automobiles
14,000	Tata Motors, Ltd.	69,002	3.59%
Chemicals
1,700	Asian Paints, Ltd.	102,962	5.35%
Commercial Banks
20,000	Allahabad Bank	65,332
4,000	Axis Bank, Ltd.	86,952
4,200	HDFC Bank, Ltd.	41,792
5,000	ICICI Bank, Ltd.	91,209
		285,285	14.83%
Construction & Engineering
2,500	Larsen & Toubro, Ltd.	66,262	3.45%
Consumer Finance
4,000	Shriram Transport Finance Co.	47,150	2.45%
Electrical Equipment
10,000	Crompton Greaves, Ltd.	26,964
7,000	Havells India, Ltd.	68,075
		95,039	4.94%
Electrical Utilities
15,000	Tata Power Co.	31,514	1.64%
Food
1,700	GlaxoSmithKline Consumer Healthcare, Ltd.	88,513	4.60%
Gas Utilities
11,000	Gail India, Ltd.	83,031	4.32%
Information Technology Services
1,600	eClerx Services Ltd.	23,283
4,000	Tata Consultancy Services, Ltd.	91,590
12,000	Wipro, Ltd.	100,431
		215,304	11.20%
Metals & Mining
10,000	NMDC, Ltd.	36,113
4,500	Sesa Goa, Ltd.	19,832
3,500	Tata Steel, Ltd	31,904
		87,849	4.57%
Mortgage Finance
4,000	Housing Development Financial Corp.	56,443	2.94%
Oil & Gas
5,500	Reliance Industries, Ltd.	90,872	4.73%
Personal Care
1,900	Colgate-Palmolive India, Ltd.	38,546	2.00%
Pharmaceuticals
13,500	Aurobindo Pharma, Ltd.	31,392
7,000	Cipla, Ltd.	49,575
19,000	Glenmark Pharmaceuticals, Ltd.	113,374
4,000	Sun Pharmaceuticals, Ltd.	44,364
		238,705	12.41%
Road & Rail
3,000	Container Corp. of India, Ltd.	59,023	3.07%
Tobacco
14,000	ITC, Ltd.	57,735	3.00%

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 6

New Frontiers KC India Fund

		Schedule of Investments
		January 31, 2012
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS (INDIA)
Wireless Telecom
4,700	Bharti Airtel, Ltd.	$ 34,755	1.80%
Total for Common Stocks (India) (Cost $2,194,491)		1,841,565	95.76%
MONEY MARKET FUNDS (United States)
81,142	Highmark 100% US Treasury Fund 0.00% *	81,142	4.22%
(Cost $81,142)
Total Investment Securities		1,922,707	99.98%
(Cost $2,275,633)
Other Assets in Excess of Liabilities		380	0.02%
Net Assets		$ 1,923,087	100.00%

* Variable rate security; the yield rate shown represents the rate at January 31, 2012. The accompanying notes are an integral part of these financial statements.

2012 Annual Report 7

New Frontiers KC India Fund

Statement of Assets and Liabilities
January 31, 2012

Assets:
Investment Securities at Fair Value	$1,922,707
(Cost $2,275,633)
Cash	3,250
Dividends Receivable	1,393
Total Assets	1,927,350
Liabilities:
Payable to Advisor	2,910
Payable to Custodian	1,353
Total Liabilities	4,263
Net Assets	$1,923,087

Net Assets Consist of:
Capital Paid In	$2,358,983
Accumulated Realized Loss on Investments and Foreign Currency
Related Transactions - Net	(82,970)
Unrealized Depreciation in Value of Investments and Foreign
Related Transactions Based on Identified Cost - Net	(352,926)
Net Assets, for 236,608 Shares Outstanding	$1,923,087
(Without par value, unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($1,923,087/236,608 shares)	$8.13
Minimum Redemption Price Per Share ($8.13 * 0.99) (Note 2)	$8.05

Statement of Operations
For the period February 24, 2011* through January 31, 2012

Investment Income:
Dividends	$19,711
Interest	3
Total Investment Income	19,714
Expenses:
Management Fees	29,166
Custody Transaction Charges	1,353
Total Expenses	30,519
Less: Expenses Waived	(2,104)
Net Expenses	28,415

Net Investment Loss	(8,701)

Realized and Unrealized Loss on Investments and Foreign Currency
Related Transactions:
Realized Loss on Investments and Foreign Currency Related Transactions	(90,144)
Net Change in Unrealized Depreciation on Investments and Foreign Currency
Related Transactions	(352,926)
Net Realized and Unrealized Loss on Investments and Foreign Currency Related Transactions	(443,070)

Net Decrease in Net Assets from Operations	$(451,771)

* The Fund commenced operations on February 24, 2011 and commenced investment operations on May 17, 2011.

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 8

New Frontiers KC India Fund

Statement of Changes in Net Assets
2/24/2011*
to
1/31/2012
From Operations:
Net Investment Loss	$(8,701)
Net Realized Loss on Investments and Foreign Currency	(90,144)
Related Transactions
Change in Net Unrealized Depreciation on Investments and
Foreign Currency Related Transactions	(352,926)
Decrease in Net Assets from Operations	(451,771)
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	2,383,356
Proceeds From Redemption Fees (Note 2)	- +
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	(108,498)
Net Increase from Shareholder Activity	2,274,858

Net Increase in Net Assets	1,823,087

Net Assets at Beginning of Period	100,000
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income of $0)	$1,923,087

Share Transactions:
Issued	241,191
Reinvested	-
Redeemed	(14,583)
Net Increase in Shares	226,608
Shares Outstanding Beginning of Period	10,000
Shares Outstanding End of Period	236,608

* The Fund commenced operations on February 24, 2011 and commenced investment operations on May 17, 2011. + Amount calculated is less than $0.50.

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 9

New Frontiers KC India Fund

Financial Highlights
Selected data for a share outstanding
throughout the period:	2/24/2011*
	to
	1/31/2012
Net Asset Value -
Beginning of Period	$10.00
Net Investment Loss (a)	(0.05)
Net Loss on Investments and Foreign Currency Related
Transactions (Realized and Unrealized) (b)	(1.82)
Total from Investment Operations	(1.87)

Distributions (From Net Investment Income)	-
Distributions (From Realized Capital Gains)	-
Total Distributions	-
Proceeds from Redemption Fees (Note 2)	-	(c)

Net Asset Value -
End of Period	$8.13
Total Return (d)	(18.70)%	*** (e)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,923

Before Waiver
Ratio of Expenses to Average Net Assets	2.09%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.74)%	**
After Waiver
Ratio of Expenses to Average Net Assets	1.95%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.60)%	**
Portfolio Turnover Rate	3.92%	***

* The Fund commenced operations on February 24, 2011 and commencement of investment operations was May 17, 2011.
** Annualized.
*** Not Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Amount calculated is less than $0.005.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
(e) Represents performance beginning on the first day of security trading (May 17, 2011).

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 10

NOTES TO FINANCIAL STATEMENTS
NEW FRONTIERS KC INDIA FUND
January 31, 2012

1.) ORGANIZATION:
New Frontiers KC India Fund (the "Fund") is a non-diversified series of the New Frontiers Trust (the "Trust"), an open-end investment company under the Investment Company Act of 1940, as amended. The Trust was organized in Ohio as a business trust on November 18, 2010 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there is one series authorized by the Trust. The Fund commenced operations on February 24, 2011 and the Fund commenced investing in accordance with its objectives on May 17, 2011. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is New Frontiers Advisory Group, LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES:
All costs incurred by the Trust in connection with the organization, offering and initial registration of the Trust, principally professional fees, were paid on behalf of the Trust by the Advisor and will not be borne by the Fund.

FEDERAL INCOME TAXES:
The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period of February 24, 2011 through January 31, 2012, the Fund did not incur any interest or penalties.

FOREIGN TAXES:
The Fund is subject to a tax imposed on short-term capital gains on securities of issuers domiciled in India. The Fund records an estimated deferred tax liability for securities that have been held for less than one year at the end of the reporting period, assuming those positions were disposed of at the end of the period. In determining the estimated deferred tax liability, the Fund considers any available capital loss carryforwards. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short-term realized capital gains. As of January 31, 2012, the Fund estimated that there was $0 for such potential future India capital gains taxes.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 1% if redeemed after holding them for 90 days or less. During the period February 24, 2011 through January 31, 2012, proceeds from redemption fees amounted to less than $0.50.

2012 Annual Report 11

Notes to the Financial Statements - continued

FOREIGN CURRENCY:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund. For the period of February 24, 2011 through January 31, 2012, $8,701 of net investment loss and $7,174 of net realized accumulated capital losses were reclassified to paid-in capital.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is generally recognized on the ex-dividend date. Dividend income for certain issuers headquartered in India may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

CONCENTRATION OF RISK:
The Fund will invest primarily in the securities of Indian companies, and as a result, the value of its shares will be significantly affected by political, economic, regulatory and other developments in India, as well as changes in the status of India's relation with other countries. Investments in India generally are considered to be more speculative than investments in more developed markets of the world, and therefore may be subject to a greater risk of loss.

3.) SECURITIES VALUATIONS:
As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

2012 Annual Report 12

Notes to the Financial Statements - continued

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

The Fund may invest in portfolio securities that are primarily listed on foreign exchanges or other markets that trade on weekends and other days when the Fund does not price its shares. As a result, the market value of these investments may change on days when the Fund does not calculate the value of such investments. In this regard, it should be noted that the National Stock Exchange of India is generally open Monday through Friday from 9:15 a.m. until 3:30 p.m., India time (10:45 p.m. until 5:00 a.m., Eastern time), except for certain holidays recognized by the exchange or the Indian government. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Fund calculates its NAV, which is normally the close of trading on the New York Stock Exchange (the “NYSE”). If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value. The fair value of a security held by the Fund may be determined using the services of third-party pricing services or such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trustees and are typically categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor

2012 Annual Report 13

Notes to the Financial Statements - continued

believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Fund may be significantly affected on days when shareholders have no access to the Fund.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock (India)	$1,841,565	$0	$0	$1,841,565
Money Market Funds	81,142	0	0	81,142
Total	$1,922,707	$0	$0	$1,922,707

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the period February 24, 2011 through January 31, 2012. There were no transfers into or out of level 1 and level 2 during the period February 24, 2011 through January 31, 2012. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. Under the terms of the Fund's Management Agreement, the advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, transaction charges of the Fund's custodian on Fund trades, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 fees and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trustees and officers with respect thereto. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: 2.00% on the first $500 million in assets, 1.75% for the assets over $500 million up to $1 billion, and 1.55% for assets in excess of $1 billion.

For the period February 24, 2011 to January 31, 2012, the Advisor earned management fees totaling $29,166 before the voluntary waiver of management fees described below. The Advisor voluntarily agreed to waive its management fees for the period February 24, 2011 to May 16, 2011 (prior to the commencement of investment operations), which amounted to $2,104. The Fund owed the Advisor $2,910 as of January 31, 2012 for management fees earned from May 17, 2011 through January 31, 2012.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Fund pays the Advisor for certain distribution and promotion expenses related to marketing shares of the Fund pursuant to the Plan. Under the terms of the Plan, the amount payable annually by the

2012 Annual Report 14

Notes to the Financial Statements - continued

Fund would be 0.25% of its average daily net assets. At present, the Plan is not implemented, although the Trustees may do so at any time upon notice to shareholders.

An officer and a shareholder of the Advisor is also an officer and a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $2,000 plus travel and related expenses for the period February 24, 2011 through January 31, 2012. Under the Management Agreement, the Advisor pays these fees.

5.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at January 31, 2012 was $2,358,983 representing 236,608 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES:
For the period February 24, 2011 through January 31, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,328,312 and $50,850, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at January 31, 2012 was $2,358,603. At January 31, 2012, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on investments was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$10,974	($446,870)	($435,896)

As of January 31, 2012, the difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of post-October losses of $82,970.

8.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2012, Band & Co. located at 1555 N. Rivercenter Drive, Milwaukee, Wisconsin and National Financial Services, LLC, located at 200 Liberty Street, New York, New York for the benefit of their clients, beneficially held, in aggregate 25.01% and 47.49% of the shares of the Fund, respectively, and therefore each may be deemed to control the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the period February 24, 2011 through January 31, 2012.

As of January 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)	$ 0
Undistributed capital gain/(accumulated losses)	0
Unrealized appreciation/(depreciation)	(435,896)
$ (435,896)

10.) ACCOUNTING PRONOUNCEMENT
In May 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

2012 Annual Report 15

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2012 Annual Report 16

Cohen Fund Audit Services, Ltd. Certified Public Accountants	800 Westpoint Pkwy, Ste 1100 Westlake, Ohio 44145 Phone: (440) 835-8500 Fax: (440) 835-1093 www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
New Frontiers KC India Fund
(New Frontiers Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of New Frontiers KC India Fund (the "Fund"), a series of New Frontiers Trust, as of January 31, 2012, and the related statements of operations, changes in net assets and the financial highlights for the period February 24, 2011 (commencement of operations), through January 31, 2012. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of January 31, 2012, the results of its operations, the changes in its net assets, and the financial highlights for the period February 24, 2011 (commencement of operations) through January 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
March 26, 2012

2012 Annual Report 17

TRUSTEES AND OFFICERS
(Unaudited)

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

	Position		Principal	Number of	Other
Name,	with the	Length of	Occupation(s)	Portfolios	Directorships
Address(1),	Trust	Time	During	Overseen	Held By
and Age		Served	Past 5 Years	By Trustee	Trustee

Rakesh Mehra(2), 52	President, Secretary,	Indefinite	Managing Member, New Frontiers	1	None
	Treasurer	Term,	Advisory Group LLC (since 2010);
	and Trustee	Since 2010	founder and President, RM Invest-
ment Management, Inc. (since
1993).

Frank Pedicini, 55	Chief Compliance	Indefinite	Director of Finance and Administra-	N/A	None
	Officer	Term,	tion, Skoda Minotti (CPA, business
		Since 2011	and financial advisory services
firm) (2002–10) Chief Compliance
Officer, Aurum Wealth Management
Group (2006–07).

(1) The address of each Trustee and officer is c/o New Frontiers Advisory Group, LLC, 30195 Chagrin Blvd., Suite 118N, Pepper Pike, OH 44124.
(2) Rakesh Mehra is considered an “interested person” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Advisor.

Independent Trustees

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time	Occupation(s)	Portfolios	Directorships
and Age	Trust	Served	During	Overseen	Held By
			Past 5 Years	By Trustee	Trustee

Gerald A. Fallon, 62	Trustee	Indefinite	Retired (since 2010); Chairman &	1	Digital
		Term,	CEO, Lander North Asset Manage-		Lightwave, Inc.
		Since 2011	ment LLC (2008–10); Director, Digi-		and PVF
			tal Lightwave, Inc. (telecommunica-		Capital Corp.
tions equipment provider)(1999–
2010); Director, PVF Capital Corp.
(community bank) (2002–08).

Richard C. Ruhland,	Trustee	Indefinite	Retired (since 2007); founder,	1	None
70		Term,	owner and Certified Public Account,
		Since 2011	Ruhland & Associates (1981–2007).

Robert Warren, Jr., 62	Trustee	Indefinite	Partner, Hermann, Cahn &	1	None
		Term,	Schneider, LLP (law firm) (since
		Since 2011	1982); Trustee, Cleveland Clinic
Foundation (since 2009).

(1) The address of each Trustee and officer is c/o New Frontiers Advisory Group, LLC, 30195 Chagrin Blvd., Suite 118N, Pepper Pike, OH 44124.

The Statement of Additional Information contains additional and more detailed information about the trustees and is available without charge by calling the transfer agent at 1-800-839-6587.

2012 Annual Report 18

Board of Trustees
Gerald A. Fallon
Rakesh Mehra
Richard C. Ruhland
Robert Warren, Jr.

Investment Advisor
New Frontiers Advisory Group, LLC

Legal Counsel
Thompson Hine LLP

Custodian
Union Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the New
Frontiers KC India Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

NEW FRONTIERS KC INDIA FUND
30195 Chagrin Blvd., Suite 118N
Pepper Pike, OH 44124

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Richard Ruhland is an audit committee finical expert. Mr. Ruhland is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

FYE 1/31/2012
Audit Fees	$13,000
Audit-Related Fees	$0
Tax Fees	$2,500
All Other Fees	$0

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 1/31/2012
Registrant	$2,500
Registrant’s Investment Adviser	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW FRONTIERS TRUST

By: /s/Rakesh Mehra Rakesh Mehra President

Date: 4/3/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Rakesh Mehra Rakesh Mehra President

Date: 4/3/12

By: /s/Rakesh Mehra Rakesh Mehra Chief Financial Officer

Date: 4/3/12